COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013
Monthly Salary	$ 1,000	$ 1,000
123113 Annual Restatement [Member]
Monthly Salary			$ 1,000
123113 Annual Restatement [Member] | Llew Watkins
Monthly Salary			$ 3,500
Shares Issued, Compensation			25,000,000
123113 Annual Restatement [Member] | Other Expense [Member]
Monthly Salary			$ 1,000
Software Expense			12,000
123113 Annual Restatement [Member] | Computer and Internet
Bonus Compensation			$ 40,000
Iota Capital Corporation | 123113 Annual Restatement [Member]
Shares Issued, Compensation			26,950,000
KeyStone Training | 123113 Annual Restatement [Member]
Shares Issued, Compensation			26,950,000